CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,631,595)	$ (3,833,857)	$ (3,774,887)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of none for the years ended December 31, 2021, 2020 and 2019, respectively	95,273	(146,737)	(17,014)
Unrealized (loss) gain on available-for-sale securities, net of tax of $(37), $(1,096) and none for the years ended December 31, 2021, 2020 and 2019, respectively, respectively	(2,406)	3,273	0
Other comprehensive income (loss), net of tax	92,867	(143,464)	(17,014)
Comprehensive loss	(4,538,728)	(3,977,321)	(3,791,901)
Net (income) loss attributable to noncontrolling interests	192,568	704,499	510,149
Other comprehensive (income) loss attributable to noncontrolling interests	34,874	(23,161)	(1,108)
Comprehensive loss attributable to WeWork Inc.	$ (4,311,286)	$ (3,295,983)	$ (3,282,860)